UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-22593
Investment Company Act file number

The Cushing Royalty & Income Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440
 Dallas TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
Cushing MLP Asset Management, LP
8117 Preston Road, Suite 440
 Dallas TX 75225
(Name and address of agent for service)

Registrant's telephone number, including area code: 214-692-6334

Date of fiscal year end: November 30

Date of reporting period: June 30, 2012

Item 1. Proxy Voting Record.

Name of Fund:		Cushing Royalty and Income Fund
Period:		July 2011 through June 2012

Company Name	Meeting Date	CUSIP	Ticker
Arc Resources Ltd.	5/15/2012	00208D-408	ARX CN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. Walter Deboni
For		2. John P. Dielwart
For		3. Fred J. Dyment
For		4. Timothy J. Hearn
For		5. James C. Houck
For		6. Harold N. Kvisle
For		7. Kathleen M. O'Neill
For		8. Herbert C. Pinder, Jr
For		9. Mac H. Van Wielingen

For
For
To appoint Deloitte & Touche LLP, chartered accountants, as auditors to hold office until the close of the next annual meeting of the corporation, at such remuneration as may be deteremined by the board of directors of the corporation

For
For		A resolution to approve the corporation's advisory vote on executive compensation

Company Name	Meeting Date	CUSIP	Ticker
BreitBurn Energy Partners LP	6/21/2012	106776-107	BBEP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Director	Issuer
For		1. John R. Butler
For		2. Gregory J. Moroney

For
For		Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the year ending December 31, 2012

Company Name	Meeting Date	CUSIP	Ticker
Baytex Energy Corp	5/15/2012	07317Q-105	BTE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For		Issuer
For		Fixing the number of directors of Baytex to be elected at eight (8)

	For	Directors
For		1. John A. Brussa
For		2. Raymond T. Chan
For		3. Edward Chwyl
For		4. Naveen Dargan
For		5. R.E.T. (Rusty) Goepel
For		6. Anthony W. Marino
For		7. Gregory K. Melchin
For		8. Dale O. Shwed

For
For		Appointment of Deloitte & Touche LLP, Charterered accountants, as auditors of Baytex for the ensuing year and to authorize the directors of Baytex to fix their remuneration

For
For		Advisory resolution to accept the approach to executive compensation disclosed in the accompanying information circular - proxy statement

Company Name	Meeting Date	CUSIP	Ticker
Canadian Oil Sands Ltd.	4/30/2012	1.36E-101	COS CN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For		Issuer
For		To appoint PricewaterhouseCoopers LLP as auditors of the corporation for the ensuing year at a remuneration to be fixed by the board of directors of the corporation.

	For	Directors
For		1. C.E. (Chuck) Shultz
For		2. Ian A. Bourne
For		3. Marcel R. Coutu
For		4. Gerald W. Grandey
For		5. Donald J. Lowry
For		6. Sarah E. Raiss
For		7. John K. Read
For		8. Brant G. Sangster
For		9. Wesley R. Twiss
For		10. John B. Zaozirny

For
For		To accept the approach to executive compensation as disclosed in the management proxy circular

Company Name	Meeting Date	CUSIP	Ticker
Crescent Point Energy Corp.	5/31/2012	22576C-101	CPG CN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For		Issuer
For		To fix the number of directors of the corporation for the ensuing year at seven (7).

	For	Directors
For		1. Peter Bannister
For		2. Paul Colborne
For		3. Kenney F. Cugnet
For		4. D. Hugh Gillard
For		5. Gerald A. Romanzin
For		6. Scott Saxberg
For		7. Gregory G. Turnbull

For
For
To consider, and if thought advisable, to pass with or without variation, a resolution to approve amendments to the corporation's by-laws to modernize the by-laws by replacing the corporation's existing by-laws with "short form" by-laws, the full text of which is set forth in the accompanying information circular

For
For
To consider, and if thought advisable, to pass with or without variation, a resultion to approve certain amendments to the corporation's restricted share bonus plan, the full text of which is set forth in the information circular.

For
For		On the appointment of PricewaterhouseCoopers LLP, chartered accountants, as auditors of the corporation and authorize the board of directors of the corporation to fix their remuneration as such.

Company Name	Meeting Date	CUSIP	Ticker
Dorchester Minerals, LP	5/16/2012	25820R-105	DMLP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. Buford P. Berry
For		2. C.W. "Bill" Russell
For		3. Ronald P. Trout

For
For		Approval of the appointment of Grant Thornton LLP as our independent registered public accounting firm for the year ending December 31, 2012

Company Name	Meeting Date	CUSIP	Ticker
Legacy Reserves, LP	5/9/2012	524707-304	LGCY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Director	Issuer
For		1. Cary D. Brown
For		2. Kyle A. McGraw
For		3. Dale A. Brown
For		4. G. Larry Lawrence
For		5. William D. Sullivan
For		6. William R. Granberry
For		7. Kyle D. Vann

For
For		Ratification of the appointment of BDO USA, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2012

Company Name	Meeting Date	CUSIP	Ticker
Linn Energy, LLC	4/24/2012	536020-100	LINE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. George A. Alcorn
For		2. Mark E. Ellis
For		3. Terrence S. Jacobs
For		4. Michael C. Linn
For		5. Joseph P. McCoy
For		6. Jeffrey C. Swoveland

For
For		Ratification of appointment of KPMG LLP as independent public accountants for the fiscal year ending December 31, 2012.

Company Name	Meeting Date	CUSIP	Ticker
Petrobakken Energy Ltd.	5/23/2012	71645A-109	PBN-CN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. Ian S. Brown
For		2. E. Craig Lothian
For		3. Corey C. Ruttan
For		4. John D. Wright
For		5. Martin Hislop
For		6. Kenneth R. McKinnon
For		7. Dan Themig
For		8. W. Brett Wilson

For
For		To appoint Delloitte & Touche LLP, chartered accountants, as auditors of the corporation for the ensuing year and authorizing the directors to fix their remuneration.

For
For		To consider and, if thought fit, pass an ordinary resolution of the shareholders approving all unallocated options under the corporation's stock option plan

For
For		To consider and, if thought fit, pass an ordinary resolution of the shareholders approving the amendment to the corporation's incentive share compensation plan.

Company Name	Meeting Date	CUSIP	Ticker
Penn West Petroleum, Ltd	6/13/2012	707887-105	PWE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For		Issuer
For		The appointment of KPMG LLP, chartered accountants, as auditor of Penn West for the ensuing year

	For	Directors
For		1. James E. Allard
For		2. William E. Andrew
For		3. George H. Brookman
For		4. John A. Brussa
For		5. Gillian H. Denham
For		6. Daryl H. Gilbert
For		7. Shirley A. McClellan
For		8. Murray R. Nunns
For		9. Frank Potter
For		10. Jack Schanck
For		11. James C. Smith

For
For		Advisory vote approving Penn West's approach to executive compensation

Company Name	Meeting Date	CUSIP	Ticker
Vanguard Natural Resources LLC	6/15/2012	92205F-106	VNR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Director	Issuer
For		1. W. Richard Anderson
For		2. Loren Singletary
For		3. Bruce W. McCullough
For		4. John R. McGoldrick
For		5. Scott W. Smith

For
For		To ratify the appointment of BDO USA, LLP as our independent registered public accounting firm for 2012

For
For		To approve the amendment to Vanguard Natural Resources, LLC Long-Term Incentive Plan

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Cushing Royalty & Income Fund

By (Signature and Title) /s/ Jerry V. Swank
Jerry V. Swank
Chief Executive Officer and President

Date August 24, 2012